Glencore Financing (Details) - USD ($)							1 Months Ended							3 Months Ended		12 Months Ended
	Aug. 07, 2019	May 07, 2018	Apr. 01, 2018	Apr. 01, 2018	Mar. 23, 2018	Jan. 02, 2016	Jun. 28, 2019	Mar. 31, 2019	Mar. 22, 2019	Dec. 18, 2018	Oct. 25, 2018	Dec. 31, 2015	Jul. 31, 2015	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Aug. 31, 2019	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Statement Line Items [Line Items]
Investments in associates																						$ 20,960,000	$ 20,000,000	$ 30,000,000	$ 25,000,000
Principal secured debentures amount								$ 80,000,000						$ 80,000,000
Warrant exercise price								$ 0.8231
Exercise of warrants								6,458,001
Interest rate basis				LIBOR plus 10.0%				LIBOR plus 10.0%
Availability of debt or equity financing					$ 100,000,000			$ 100,000,000
Fair value of warrants														$ 2,014,000	$ 4,109,000	$ 1,564,000
Transaction costs for financing																$ 88,000
Glencore [Member]
Statement Line Items [Line Items]
Common share issued							430,521,941									682,813,838
Warrant exercise price									$ 0.7368
Exercise of warrants									6,458,001
Proceeds from common share																$ 265,000,000
Gain on convertible debt repayment							$ 18,000
Loss on non-convertible debt repayment							$ 8,000
Glencore Convertible Debt [Member]
Statement Line Items [Line Items]
Principal secured debentures amount																		$ 30,000,000
Glencore Convertible Debt [Member]
Statement Line Items [Line Items]
Principal secured debentures amount																25,000,000									$ 25,000,000	$ 25,000,000
Interest rate basis			LIBOR plus 10.0%			LIBOR plus 15.0%						LIBOR plus 8.0%	LIBOR plus 4.0%
Glencore Non-Convertible Debt [Member]
Statement Line Items [Line Items]
Principal secured debentures amount												$ 30,000,000					$ 20,000,000			$ 20,000,000	$ 11,000,000
Interest rate basis			LIBOR plus 10.0%			LIBOR plus 15.0%						LIBOR plus 8.0%
Borrowings costs capitalised																12,305,000
Promissory Note [Member]
Statement Line Items [Line Items]
Principal secured debentures amount																			$ 15,000,000
Promissory Note [Member] | Glencore [Member]
Statement Line Items [Line Items]
Principal secured debentures amount	$ 15,000,000
Interest rate basis	LIBOR plus 6.0%
Availability of debt or equity financing	$ 100,000,000
Interest capitalized to principal amount	501,000
Borrowings costs capitalised	$ 341,000
Private Placement [Member]
Statement Line Items [Line Items]
Investments in associates																					10,583,000
Rights Offering [Member]
Statement Line Items [Line Items]
Investments in associates																243,435,000
Rights Offering [Member] | Glencore [Member]
Statement Line Items [Line Items]
Common share issued							196,726,042
Tranche One [Member]
Statement Line Items [Line Items]
Fair value of warrants																2,331,000
Convertible debt carrying value																$ 810,000	$ 3,142,000
Interest rate																7.30%	6.70%
Tranche One [Member] | Glencore Non-Convertible Debt [Member]
Statement Line Items [Line Items]
Principal secured debentures amount																	$ 80,000,000				$ 14,000,000
Tranche Two [Member]
Statement Line Items [Line Items]
Convertible debt carrying value																$ 360,000	$ 1,452,000
Interest rate																14.30%	14.90%
Tranche Two [Member] | Glencore Non-Convertible Debt [Member]
Statement Line Items [Line Items]
Principal secured debentures amount																	$ 15,000,000
Tranche P Debenture [Member]
Statement Line Items [Line Items]
Proceeds from debentures		$ 20,000,000
Tranche Q Debenture [Member]
Statement Line Items [Line Items]
Proceeds from debentures											$ 15,000,000
Tranche T Debenture [Member]
Statement Line Items [Line Items]
Proceeds from debentures											$ 10,000,000
Tranche S Debenture [Member]
Statement Line Items [Line Items]
Proceeds from debentures										$ 20,000,000
Tranche R Debenture [Member]
Statement Line Items [Line Items]
Proceeds from debentures																	$ 15,000,000